LVIP Delaware SMID Cap Core Fund
(Standard and Service Class)
Summary Prospectus
May 1, 2021

 Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2021, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Delaware SMID Cap Core Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.74%	0.74%
Distribution and/or Service (12b-1) fees	None	0.30%
Other Expenses[1]	0.09%	0.09%
Total Annual Fund Operating Expenses	0.83%	1.13%
Less Expense Reimbursement2,[3]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.80%	1.10%
1
Other Expenses are based on estimates for the current fiscal year.
2
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding “AFFE” ) exceed 0.80% of the Fund’s average daily net assets for the Standard Class (and 1.10% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
3
Expense Reimbursement is based on estimates for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the two-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$82	$259	$454	$1,020
Service Class	$112	$356	$619	$1,372
LVIP Delaware SMID Cap Core Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in stocks of small-and mid-capitalization companies that its sub-adviser, Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-and mid-capitalization companies (80% policy). For purposes of this Fund, small-capitalization companies are those whose market capitalization is within the range of the Russell 2000® Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase. The two indices listed above are for purposes of determining range and not for targeting portfolio management. The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs) and up to 20% of its net assets in foreign securities.
The Fund employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Sub-Adviser typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Sub-Adviser considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Sub-Adviser conducts fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (“SEC”) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Sub-Adviser applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. The risk characteristics are then compared to the benchmark index as a way to monitor whether they are in-line with the tolerance range established by the Sub-Adviser for each characteristic.
The Sub-Adviser may seek investment advice and recommendations from its affiliates under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may permit its affiliates, Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”) (collectively, the “Affiliated Sub-Subadvisers”), to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also seek quantitative support from MIMGL.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
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Small- and Medium-Cap Companies Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•
Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses.
2LVIP Delaware SMID Cap Core Fund

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Counterparty Risk. Counterparty risk is the risk that if a fund enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.
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Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
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Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
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Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
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Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
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Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
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Political Risk. Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.
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Inefficient Market Risk. Inefficient market risk is the risk that foreign markets may be less liquid and have greater price volatility, less regulation, and higher transaction costs than US markets.
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Information Risk. Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than US companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.
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Transaction Costs Risk. Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® Smid Cap Core Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2021. Therefore, pre-inception historical performance of Standard Class shares and Service Class shares is based on the previous performance of the Predecessor Fund’s Standard Class shares and Service Class shares. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows historical performance of the Predecessor Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Standard Class shares of the Predecessor Fund commenced operations on July 12,
LVIP Delaware SMID Cap Core Fund3

1991, the Service Class shares of the Predecessor Fund commenced operations on May 1, 2000, and the Since Inception returns in the table below are based on these dates. Historical performance figures for periods prior to May 1, 2021 have not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares of the Fund, respectively. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	26.74%
Lowest Quarterly Return	Q1 2020	(30.10%)
Average Annual Total Returns for periods ended 12/31/20

	1 year	5 years	10 years
LVIP Delaware SMID Cap Core Fund – Standard Class	11.09%	10.21%	11.83%
LVIP Delaware SMID Cap Core Fund – Service Class	10.74%	9.90%	11.54%
Russell 2500™ Index*	19.99%	13.64%	11.97%
*
Index Returns are based on July 12, 1991 inception date of the Predecessor Fund.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIAC”)
Investment Sub-Adviser: Delaware Investments Fund Advisers (“DIFA”)
Portfolio Managers

DIFA Portfolio Managers	Company Title	Experience with Fund*
Francis X. Morris	Senior Managing Director, Chief Investment Officer – U.S. Core Equity	Since April 2017
Christopher S. Adams, CFA	Managing Director, Senior Portfolio Manager	Since April 2017
Michael S. Morris, CFA	Managing Director, Senior Portfolio Manager	Since April 2017
Donald G. Padilla, CFA	Managing Director, Senior Portfolio Manager	Since April 2017
David E. Reidinger	Managing Director, Senior Portfolio Manager	Since April 2017
*
Reflects Portfolio Manager's experience with the Predecessor Fund
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
4LVIP Delaware SMID Cap Core Fund

Tax Information
In general, Contract owners are taxed only on underlying Fund amounts they withdraw from their variable accounts. Contract owners should consult their Contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Delaware SMID Cap Core Fund5